THE MERGER FUND VL

100 Summit Lake Drive

Valhalla, NY 10595

April 27, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: The Merger Fund VL (the “Fund”)

Dear Ladies and Gentlemen:

On behalf of the Fund, this letter shall serve as certification under paragraph (j) of Rule 497 of the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of such Rule would not have differed from that contained in the Fund’s amendment to its Registration Statement as filed electronically on April 22, 2005.

/s/Bonnie L. Smith
Bonnie L. Smith
Vice-President, Secretary & Treasurer